Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
10.	RELATED PARTY TRANSACTIONS AND BALANCES

In addition to the transactions and balances disclosed elsewhere in these financial statements, the Company had the following material related party transactions:

(1)	On July 1, 2018, the Company leased office premises from Hangzhou Lianluo Interactive Information Technology Co., Ltd. ("HLI"), our major shareholder, for a period of 1 year, with an annual rental of $84,447 (RMB580,788). Rental payments charged as expenses in the six months ended June 30, 2020 and 2019 were $0 and $39,091 respectively. As of June 30, 2020 and December 31, 2019, the Company reported an outstanding rental payable of $74,776 and $75,834 to HLI.

(2)	On February 3 and April 18, 2019, Digital Grid (Hong Kong) Technology Co. Ltd ("Digital Grid"), one of HLI's subsidiaries, borrowed from the Company loans of principal amounts of $60,000 and $25,000 for a term of 12 months.

On May 20, 2019 the Company borrowed $90,000 from Digital Grid for a term of 12 months.

As of June 30, 2019, the Company owed a net principal of $4,345 to Digital Grid.

From November to December 2019, the Company borrowed $28,000 from Digital Grid, for a term of 12 months.

As of June 30, 2020, the Company owed a net principal of $33,000 to Digital Grid.

(3)	During 2019, the Company borrowed $942,500 from HLI, repaid $0; the loans are non-interest bearing. In addition, the above loans have been extended, interest-free and without specific repayment date, which is based upon both parties' agreement as of the date of this report. As of June 30, 2020 and 2019, the loan balances were $918,450 and $737,040.

(4)	During the six months of 2020 and 2019, the Company borrowed $842,609 and nil from Mr. Ping Chen, its previous CEO, free of interest to fund its operation, respectively. The balances were $1,077,753 and nil as of the six months ended June 30, 2020 and 2019.